ASSETS HELD FOR SALE AND INVENTORIES, NET - Breakdown of inventories and assets held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	$ 513,032	$ 413,097
Assets held for sale	95,417	133,697
Total assets held for sale and inventories, net	$ 608,449	$ 546,794